Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Summary of Short-Term Investments	As of December 31, 2024 and 2023, short-term investments were as follows:

(in thousands)	2024	2023

Money market deposits	$380,584	$308,675
Commercial paper	108,853	81,023
Total short-term investments	$489,437	$389,698
Money market deposits are interest-bearing deposit accounts, valued at cost with interest income accrued as earned. All instruments are classified as current assets in the accompanying balance sheet as they have an original maturity of less than one year. Interest income is determined using the effective interest rate method.